Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 6,211	$ (39,378)	$ (21,117)
Unrealized (loss) gain on cash flow hedging instruments	(1,321)	3,716	384
Income tax benefit (expense)	356	(1,003)	(104)
Unrealized (loss) gain on cash flow hedging instruments, net of tax	(965)	2,713	280
Reclassification of loss (gain) on cash flow hedging instruments into earnings	442	(2,730)
Income tax (benefit) expense	(119)	737
Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	323	(1,993)
Unrealized gain (loss) on available-for-sale securities	27	(12)	1
Income tax (expense) benefit	(13)	4
Unrealized gain (loss) on available-for-sale securities, net of tax	14	(8)	1
Other comprehensive gain (loss)	$ 5,583	$ (38,666)	$ (20,836)